Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 1,681	$ 977	$ 3,641
Finished goods, at the lower of cost and net realizable value	2,252	1,897	2,694
Total net inventories	3,933	2,874	6,335
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	3,472	2,445	4,706
Finished goods, at the lower of cost and net realizable value	4,019	3,679	4,559
Total net inventories	7,491	6,124	9,265
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(1,791)	(1,468)	(1,065)
Finished goods, at the lower of cost and net realizable value	(1,767)	(1,782)	(1,865)
Total net inventories	(3,558)	$ (3,250)	$ (2,930)
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Total net inventories	$ (3,558)